Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Securian Funds Trust
Prospectus Date	rr_ProspectusDate	May 01, 2014
Advantus Managed Volatility Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary: SFT Advantus Managed Volatility Fund
Objective [Heading]	rr_ObjectiveHeading	SFT Advantus Managed Volatility Fund: Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize risk-adjusted total return relative to its blended benchmark index, comprised of 60% S&P 500 Index and 40% Barclays U.S. Corporate Index (the Benchmark Index).
Expense [Heading]	rr_ExpenseHeading	SFT Advantus Managed Volatility Fund: Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you pay if you buy and hold shares of the Fund. The table does not reflect charges assessed in connection with the variable life insurance policies or variable annuity contracts, or qualified plans, that invest in the Fund. If these charges were included, the expenses shown in the table below would be higher.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32.1% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.10%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Because Acquired Fund Fees and Expenses are not included in the Fund’s Financial Highlights, the Fund’s total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other Funds.

The example assumes an investment of $10,000 in the Fund for the time periods indicated and then a redemption of all shares at the end of those periods. The example also assumes that the investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example further assumes that the fee waiver and/or expense reimbursement described above is in effect for only one year. The example does not reflect the other fees and expenses related to a variable life insurance policy, variable annuity contract or qualified plan that invests in the Fund. If these other fees and expenses were included, the expenses shown in the example below would be higher. Although actual costs may be higher or lower, based on these assumptions, costs would be:
Strategy [Heading]	rr_StrategyHeading	SFT Advantus Managed Volatility Fund: Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective by investing directly in underlying securities and other investment companies while using hedging techniques to manage portfolio risk and volatility. The Fund will achieve its equity exposure by investing primarily in Class 1 shares of the Advantus Index 500 Fund (S&P 500 Fund), an affiliated fund in Securian Funds Trust that seeks investment results that correspond generally to the price and yield performance of the common stocks included in the Standard & Poor’s 500® Composite Stock Price Index (the S&P 500®). The companies included in the S&P 500® are generally considered “large companies.” The Fund’s fixed income allocation will be achieved by purchasing a basket of corporate fixed income securities that are investment-grade and have other characteristics similar to the fixed income securities included in the Barclays U.S. Corporate Index.

The Fund will invest in derivative instruments, primarily S&P 500 futures contracts, to manage the Fund’s overall volatility. In periods when the Fund’s investment adviser expects higher volatility in the equity market, as measured by the S&P 500®, the Fund will seek to reduce the overall volatility of its portfolio by either selling S&P 500 futures contracts (taking short positions in such contracts) or reducing its long positions in S&P 500 futures contracts. During periods of lower expected volatility in the equity market, the Fund will seek to increase its equity exposure by purchasing S&P 500 futures contracts (increasing its long positions or reducing its short positions in such contracts). The Fund may also invest in long and short positions in fixed income exchange traded funds or notes, interest rate swaps, and treasury and interest rate futures to achieve its fixed income exposure and manage overall volatility. Under normal market conditions, this hedging process will seek to target, over an extended period of years, an average annualized volatility in the daily total returns of the Fund of approximately 10%. There can be no assurance that investment decisions made in seeking to manage Fund volatility will achieve the desired results, and the volatility of the Fund’s returns in any one year or any longer period may be higher or lower than 10%.

The use of futures contracts to change the Fund’s equity allocation and manage the Fund’s overall volatility has the effect of introducing leverage into the Fund’s portfolio. Leverage is introduced because the initial amount required to purchase a futures contract is small in relation to the nominal value of such contract.

On average, the Fund will target approximately 60% equity-related exposure and 40% fixed income-related exposure in its portfolio. As market conditions change, however, the equity allocation will change to manage overall Fund volatility, with a minimum equity allocation of 10% and a maximum equity allocation of 90% of the Fund’s total market value. In selecting investments, the Fund’s investment adviser considers factors such as, but not limited to, the Fund’s current and anticipated asset allocation positions, security pricing, industry outlook, current and anticipated interest rates and other market and economic conditions, general levels of debt prices and issuer operations. The Fund may also engage in frequent or short-term trading of securities and derivative instruments.
Risk [Heading]	rr_RiskHeading	SFT Advantus Managed Volatility Fund: Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund may result in the loss of money, and may also be subject to various risks including the following types of principal risks:
  Acquired Fund Risk – the risk that the Fund’s performance is closely related to the risks associated with the securities and other investments held by another investment company, such as the S&P 500 Fund, in which the Fund invests (an “Acquired Fund”) and that the ability of the Fund to achieve its investment objective will depend upon the ability of the Acquired Fund to achieve its investment objectives.
  Active Management Risk – the risk that the investment adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the securities selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform other funds with similar objectives and investment strategies.
  Allocation Risk – the risk that the Fund could lose money as a result of less than optimal or poor asset allocation decisions as to how its assets are allocated or reallocated.
  Company Risk – the risk that individual securities may perform differently from the overall market as a result of changes in specific factors such as profitability or investor perceptions, or as a result of increased volatility in a company’s income or share price because of the amount of leverage on the company’s balance sheet.
  Credit Risk – the risk that the Fund may lose some or all of its investment, including both principal and interest, because an issuer of a debt security, an asset-backed or mortgage-backed security (or an underlying obligor) or other fixed income obligation will not make payments on the security or obligation when due, as well as the risk that the credit quality of a security may be lowered, resulting in a lower price, greater volatility and reduced liquidity for such security.
  Derivatives Risk – the risk that the Fund’s investment in S&P 500 futures contracts, interest rate swaps, and treasury and interest rate futures may involve a small investment relative to the amount of risk assumed. The successful use of these derivative instruments may depend on the Advantus Capital’s ability to predict market movements. Risks include delivery failure, default by the other party (or the exchange) or the inability to close out a position because the trading market becomes illiquid. If Advantus Capital is not successful in using derivatives, the Fund’s performance may be worse than if Advantus Capital did not use derivatives at all.
  Exchange Traded Funds Risk – is the risk that exchange traded funds (ETFs) may be subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its NAV per share, an active secondary trading market may not develop or be maintained, and trading may be halted by, or the ETF may be delisted from, the exchange in which they trade, which may impact the Fund’s ability to sell its shares. The lack of liquidity in a particular ETF could result in it being more volatile than the ETF’s underlying portfolio of securities. ETFs are also subject to the risks of the underlying securities or sectors the ETF is designed to track and there are brokerage commissions paid in connection with buying or selling ETF shares. In addition, ETFs have management fees and other expenses. The Fund will bear its pro rata portion of these expenses and therefore the Fund’s expenses may be higher than if it invested directly in securities.
  Exchange Traded Notes Risk – is the risk that exchange traded notes (ETNs) which are unsecured debt obligations of banks or other financial institutions, may lose some or all of its investment if the issuer of the ETN files bankruptcy and defaults on its obligations or takes other actions that impact the value of the ETN. An ETN’s return is linked to a market index or other benchmark minus applicable fees. Like ETFs, ETNs are traded on exchanges, provide market exposure and are subject to market risk. Unlike ETFs, however, ETNs do not buy or hold assets to replicate or approximate the underlying index, and are subject to the credit risk of the issuer. The value of an ETN may drop, despite no change in the underlying index, due to a downgrade in the issuer’s credit rating.
  Income Risk – the risk that the Fund may experience a decline in its income due to falling interest rates, earnings declines or income decline within a security.
  Index Performance Risk – the risk that, in connection with the Fund’s investment in the S&P 500 Fund, the Fund’s ability to replicate the performance of the S&P 500® through such investment may be affected by, among other things, changes in securities markets, the manner in which Standard & Poor’s Rating Services calculates the S&P 500®, the amount and timing of cash flows into and out of the S&P 500 Fund, commissions, settlement fees, and other expenses. The Fund’s performance may also be adversely affected if a particular stock in the S&P 500® (or stocks within an industry heavily weighted by the S&P 500®) performs poorly. This is a principal risk of the S&P 500 Fund, in which the Fund invests, and an indirect risk of an investment in the Fund.
  Interest Rate Risk – the risk that the value of a debt security or fixed income obligation will decline due to an increase in market interest rates. Long-term debt securities and fixed income obligations are generally more sensitive to interest rate changes. Interest rates in the U.S. are at, or near, historic lows, which may increase the Fund’s exposure to risks associated with rising rates.
  Investment Company Risk – the risk that, to the extent the Fund invests in shares of another investment company, it will indirectly absorb its pro rata share of such investment company’s operating expenses, including investment advisory and administrative fees, which will reduce the Fund’s return on such investment relative to investment alternatives that do not include such expenses.
  Large Company Risk – the risk that a portfolio of large capitalization company securities may underperform the market as a whole. This is a principal risk of the S&P 500 Fund, in which the Fund invests, and an indirect risk of an investment in the Fund.
  Leveraging Risk - the risk that certain transactions of the Fund, such as transactions in derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged.
  Liquidity Risk – the risk that the debt securities or fixed income obligations purchased by the Fund may prove to be illiquid or otherwise subject to reduced liquidity due to changes in market conditions or quality ratings, or to errors in judgment by the investment adviser.
  Market Risk – the risk that Fund investments are subject to adverse trends in capital markets. This is a principal risk of both the S&P 500 Fund, in which the Fund invests, and of an investment in the Fund.
  Portfolio Risk – the risk that Fund performance may not meet or exceed that of the market as a whole. This is a principal risk of both the S&P 500 Fund, in which the Fund invests, and of an investment in the Fund.
  Risk of Stock Investing – the risk that stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The value of a stock in which the Fund invests may decline due to general weakness in the stock market or because of factors that affect a company or a particular industry.
  Short Position Risk – the risk that, in taking a short position in a transaction involving a derivative instrument, the Fund may suffer a loss because the risk assumed in such instrument significantly exceeds the amount of the initial investment, or because the Fund is unable to close out its short position or a counterparty to the transaction fails to perform as promised.
  Short-Term Trading Risk – the risk that the Fund may trade securities frequently and hold securities for one year or less, which will increase the Fund’s transaction costs.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may result in the loss of money
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	SFT Advantus Managed Volatility Fund: Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund does not have a full calendar year of performance. For that reason, no bar chart or average total returns table is included for the Fund, nor is average total return information included for the Fund’s blended Benchmark Index, which is comprised of 60% S&P 500 Index and 40% Barclays U.S. Corporate Index.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund does not have a full calendar year of performance.
Advantus Managed Volatility Fund | Advantus Managed Volatility Fund
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.14%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.51%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.57%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.94%
1 Year	rr_ExpenseExampleYear01	96
3 Years	rr_ExpenseExampleYear03	421
5 Years	rr_ExpenseExampleYear05	770
10 Years	rr_ExpenseExampleYear10	$ 1,756

[1]	Because Acquired Fund Fees and Expenses are not included in the Fund's Financial Highlights, the Fund's total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.
[2]	Advantus Capital Management, Inc. ("Advantus Capital"), the Fund's investment adviser, has contractually agreed, through April 30, 2015, to waive its "management fees" or absorb "other expenses" such that the Fund's total annual operating expenses after such fee waiver and/or expense absorption, excluding "acquired fund fees and expenses," will not exceed 0.80% of the average net assets of the Fund. This fee waiver and/or expense absorption renews annually for a full year unless terminated by Advantus Capital upon at least 30 days' notice prior to the end of the contract term.